Other Operating Income and Expenses (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Other Operating Income and Expenses
Other operating income	€ 3,000
Other operating expenses	(2,863)
Net other operating income and expenses	137
Aggregate purchase price for each main crane of both O-class vessels sold	1,500
Impairment loss reflected in the profit and loss	€ 5,000